Muhlenkamp Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 80.7%	Shares	Value
Capital Markets - 4.0%
BGC Group, Inc. - Class A	1,087,526	$9,983,489

Chemicals - 3.2%
Dow, Inc.	145,773	7,963,579

Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. - Class B (a)	25,199	11,598,092

Energy Equipment & Services - 4.6%
Schlumberger Ltd.	202,576	8,498,063
Transocean Inc. (a)	660,200	2,805,850
		11,303,913

Health Care Providers & Services - 9.2%
McKesson Corp.	27,208	13,452,179
UnitedHealth Group, Inc.	16,323	9,543,732
		22,995,911

Household Durables - 5.9%
PulteGroup, Inc.	57,253	8,217,523
Taylor Morrison Home Corp. (a)	90,265	6,342,019
		14,559,542

Machinery - 2.7%
Wabtec Corp.	37,430	6,803,651

Marine - 2.2%
Kirby Corp. (a)	44,989	5,508,003

Media - 2.7%
TEGNA, Inc.	431,550	6,809,859

Metals & Mining - 7.8%
Newmont Corp.	201,900	10,791,555
Royal Gold, Inc.	61,614	8,644,444
		19,435,999

Oil, Gas & Consumable Fuels - 7.3%
EQT Corp.	287,945	10,550,305
Occidental Petroleum Corp.	148,980	7,678,429
		18,228,734

Semiconductors & Semiconductor Equipment - 2.3%
Microchip Technology, Inc.	72,059	5,785,617

Software - 3.5%
Microsoft Corp.	20,097	8,647,739

Technology Hardware & Equipment - 3.2%
MasTec, Inc. (a)	64,852	7,983,281

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	35,700	8,318,100

Thrifts & Mortgage Finance - 5.0%
NMI Holdings, Inc. - Class A (a)	301,687	12,426,488

Trading Companies & Distributors - 9.0%
Rush Enterprises, Inc. - Class A	280,456	14,816,491
United Rentals, Inc.	9,500	7,692,435
		22,508,926
TOTAL COMMON STOCKS (Cost $97,127,904)		200,860,923

EXCHANGE TRADED FUNDS - 3.3%	Shares	Value
Alerian MLP ETF	174,245	8,212,167
TOTAL EXCHANGE TRADED FUNDS (Cost $4,829,904)		8,212,167

SHORT-TERM INVESTMENTS - 15.8%
Money Market Funds - 15.8%
First American Government Obligations Fund - Class X, 4.82% (b)	39,426,934	39,426,934
TOTAL SHORT-TERM INVESTMENTS (Cost $39,426,934)		39,426,934

TOTAL INVESTMENTS - 99.8% (Cost $141,384,742)		248,500,024
Other Assets in Excess of Liabilities - 0.2%		517,541
TOTAL NET ASSETS - 100.0%		$249,017,565

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Muhlenkamp has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$200,860,923	$–	$–	$200,860,923
Exchange Traded Funds	8,212,167	–	–	8,212,167
Money Market Funds	39,426,934	–	–	39,426,934
Total Investments	$248,500,024	$–	$–	$248,500,024

Refer to the Schedule of Investments for further disaggregation of investment categories.